Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,539.22
Total Fee Amount	1,539.22
Total Transaction Valuation	11,145,705
Total Offset Amount	0
Net Fee	$ 0